CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						6 Months Ended				12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
REVENUES
Commissions	$ 1,598,153		$ 1,750,159				$ 2,981,981	$ 2,679,673
Vetting fees	357,601		340,050				722,984	499,125
Clearing fees	785,227		624,550				1,832,939	756,393
Net gain/(loss) on firm trading accounts	2,245		6,390				3,956	10,046
Other revenue	3,273		9,650				8,721	56,246
TOTAL REVENUES	2,746,499		2,730,799				5,550,581	4,001,483
EXPENSES
Compensation, payroll taxes and benefits	1,580,182		1,355,058				2,859,486	2,386,837
Data processing and clearing costs	629,733		843,824				1,241,379	1,299,527
Regulatory, professional fees and related expenses	1,107,762		112,216	$ 611,934			2,203,581	11,649,470	$ 1,252,747
Stock compensation - founder share transfer								1,462,650
Communications	126,089		172,018				278,843	254,608
Occupancy and equipment	54,428		54,765				108,432	76,324
Transfer fees	39,917		54,807				91,507	75,425
Bank charges	53,425		52,077				109,326	88,253
Intangible assets amortization	355,268		337,911				662,459	791,375
Operating and formation cost											$ 2,737,871	$ 3,024,231
Other						$ 577,313		185,840		$ 1,485,122
TOTAL EXPENSES	3,895,648		3,129,718	611,934		577,313	7,640,832	18,270,309	1,252,747	1,485,122	2,737,871	3,024,231
LOSS FROM OPERATIONS	(1,149,149)		(398,919)	(611,934)		(577,313)	(2,090,251)	(14,268,826)	(1,252,747)	(1,485,122)	(2,737,871)	(3,024,231)
OTHER INCOME/(EXPENSE)
Interest earned on marketable securities held in Trust Account	460,315			352,512			1,067,073	1,195,081	1,074,902		3,090,086	3,087,315
Net gain on settlement						829,853		146,706		829,853	829,853
Loss on AtlasClear asset acquisition			(17,845,813)					(86,392,769)
Change in fair value of warrant liability derivative	(61,531)		307,656	184,594		(184,594)	184,594			(123,062)	(123,062)	6,953,336
Change in fair value, convertible note derivative	823,076		(992,152)				3,990,385	(3,585,902)
Change in fair value, long-term and short-term note derivative	294,729		(3,101,057)				11,447,599	(11,208,055)
Change in fair value, contingent guarantee			(3,256,863)				(839,775)	(3,256,863)
Change in fair value of non-redemption agreement				451,546				(164,626)	439,787		439,787
Change in fair value of PIPE derivative liability												4,566,000
Change in fair value of earnout liability	1,594,000		(1,115,000)				1,254,000	(1,335,000)
Change in fair value of subscription agreement	(13,041)		(4,413,946)				(47,882)	(38,796)
Change in fair value of stock payable	25,260						221,410	985,072
Extinguishment of accrued expenses			114,199					879,473
Interest expense	(2,667,285)		(3,210,786)				(4,124,281)	(3,732,178)
TOTAL OTHER INCOME/(EXPENSE)	644,091		(31,794,347)	988,652		1,381,185	12,354,978	(106,507,857)	1,514,689	2,744,170	4,258,859	14,606,651
NET INCOME/(LOSS) BEFORE INCOME TAXES	(505,058)		(32,193,266)	376,718		803,872	10,264,727	(120,776,683)	261,942	1,259,048	1,520,988	11,582,420
Income tax (expense) benefit	85,368		563,736	(3,718)		(318,313)	63,616	569,736	(144,920)	(581,118)	(726,038)	(536,853)
NET INCOME/(LOSS)	$ (419,690)	$ 10,748,033	$ (31,629,530)	$ 373,000	$ (255,978)	$ 485,559	$ 10,328,343	$ (120,206,947)	$ 117,022	$ 677,930	$ 794,950	$ 11,045,567
Redeemable Common Stock
OTHER INCOME/(EXPENSE)
Basic net income (loss) per share (in dollars per share)								$ (10.16)			$ 0.07	$ 0.44
Diluted net income (loss) per share (in dollars per share)				$ 2.22				$ (10.16)	$ 0.69		$ 0.07	$ 0.44
Basic weighted average shares outstanding (in shares)								1,109,975			6,898,644	20,125,000
Diluted weighted average shares outstanding (in shares)				84,173				1,109,975	85,463		6,898,644	20,125,000
Non-redeemable Common Stock
OTHER INCOME/(EXPENSE)
Basic net income (loss) per share (in dollars per share)								$ (11.6)			$ 0.07	$ 0.44
Diluted net income (loss) per share (in dollars per share)								$ (11.6)			$ 0.07	$ 0.44
Basic weighted average shares outstanding (in shares)								10,719,043			5,031,250	5,031,250
Diluted weighted average shares outstanding (in shares)								10,719,043			5,031,250	5,031,250